Deposits	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
DEPOSITS
DEPOSITS
Time deposits of $100,000 or more totaled $49.2 million and $47.6 million, respectively, at December 31, 2013 and 2012.
Scheduled maturities of time deposits for the next five years were as follows at December 31, 2013:

(Dollars in thousands)
2014	$74,395
2015	32,171
2016	3,702
2017	3,074
2018	4,084
Thereafter	352
$117,778